Material partly-owned subsidiaries	12 Months Ended
Dec. 31, 2017
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Material partly-owned subsidiaries
7.	Material partly-owned subsidiaries

Financial information of subsidiaries that have material non-controlling interests is provided below.

Proportion of equity interest held by non-controlling interests:

Name	At December 31, 2017	At December 31, 2016
SKCC and subsidiaries*	0.9%	3.4%
Kuzbass Power Sales Company (KPSC)	27.9%	27.9%
Chelyabinsk Metallurgical Plant (CMP)	5.8%	5.9%
Southern Urals Nickel Plant (SUNP)	15.9%	15.9%
Beloretsk Metallurgical Plant (BMP)	8.6%	8.6%
Korshunov Mining Plant (KMP)	10.0%	10.0%
Urals Stampings Plant (USP)	6.2%	6.2%
Izhstal	10.0%	10.0%

*	Hereinafter SKCC and subsidiaries are represented by Southern Kuzbass Coal Company (SKCC), Tomusinsky Open Pit Mine (TOPM), Tomusinsky Energoupravlenie.

The summarised financial information for these subsidiaries is provided below. This information is based on amounts before inter-company eliminations. SUNP was recognized as abandoned operations activity according to a decision to close SUNP without sale for the nine months of 2016, and year ended December 31, 2015. Therefore, SUNP’s results for the nine months period ended September 30, 2016, and for the year ended December 31, 2015 are not disclosed in summarised statements of profit and loss and summarized cash flow information below. The SUNP’s results for the fourth quarter of 2016 are disclosed in summarised statements of profit or loss below. Profit allocated to SUNP non-controlling interest was RUB 19 million and RUB 80 million for the years ended December 31, 2016 and 2015.

Summarised statements of profit (loss) and other comprehensive income (loss) for 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue	31,993	22,418	118,557	102	24,206	11,492	12,725	18,696
Cost of sales	(18,173)	(10,754)	(102,398)	(24)	(21,464)	(6,136)	(10,089)	(16,199)
Total selling, distribution and operating expenses, net	(7,844)	(11,182)	(11,894)	(184)	(1,634)	(5,576)	(909)	(3,486)
Total other income and (expense), net	12,769	340	(506)	531	379	2,913	1,382	(906)

Profit before tax	18,745	822	3,759	425	1,487	2,693	3,109	(1,895)
Income tax (expense) benefit	(718)	(170)	544	(85)	(91)	212	(144)	194

Profit (loss) for the year from continuing operations	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Total comprehensive income (loss)	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Attributable to non-controlling interests	103	182	256	54	114	281	183	(170)
Dividends paid to non-controlling interests	198	0	0	0	0	0	0	0

Summarised statements of profit (loss) and other comprehensive income (loss) for 2016:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue	27,171	20,695	107,119	16	22,718	8,782	12,471	14,357
Cost of sales	(18,115)	(10,518)	(84,441)	(8)	(20,311)	(6,064)	(9,908)	(12,456)
Total selling, distribution and operating expenses, net	(6,284)	(9,865)	(11,261)	13	(1,746)	(3,029)	(1,035)	(1,254)
Total other income and (expense), net	3,995	274	1,209	530	(640)	2,742	756	(476)

Profit before tax	6,767	586	12,626	551	21	2,431	2,284	171
Income tax (expense) benefit	(592)	(128)	297	(27)	29	25	(170)	266

Profit for the year from continuing operations	6,175	458	12,923	524	50	2,456	2,114	437

Total comprehensive income	6,175	458	12,923	524	50	2,456	2,114	437

Attributable to non-controlling interests	241	128	757	83	4	245	132	44
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of profit (loss) and other comprehensive income (loss) for 2015:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Revenue	31,169	20,723	96,126	23,605	7,784	12,591	9,902
Cost of sales	(19,842)	(11,268)	(78,995)	(21,518)	(6,400)	(9,663)	(8,589)
Total selling, distribution and operating expenses, net	(6,281)	(8,924)	(6,421)	(1,991)	(3,031)	(3,207)	5,097
Total other income and (expense), net	(27,950)	167	(9,078)	1,702	2,768	993	(1,552)

(Loss) profit before tax	(22,904)	698	1,632	1,798	1,121	714	4,858
Income tax (expense) benefit	(3,432)	(141)	665	37	26	298	(730)

(Loss) profit for the year from continuing operations	(26,336)	557	2,297	1,835	1,147	1,012	4,128

Total comprehensive (loss) income	(26,336)	557	2,297	1,835	1,147	1,012	4,128

Attributable to non-controlling interests	(565)	155	135	157	114	63	413
Dividends paid to non-controlling interests	2	—	—	—	—	—	—

Summarised statements of financial position as of December 31, 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	43,303	3,492	44,440	7,245	10,104	11,111	11,005	4,958
Non-current assets	86,396	4,158	86,353	0	6,810	23,006	15,958	2,880
Current liabilities	(136,469)	(2,804)	(99,119)	(135)	(6,502)	(1,599)	(6,700)	(12,059)
Non-current liabilities	(4,019)	(76)	(5,252)	(192)	(145)	(390)	(160)	(1,981)

Total equity	10,789	(4,770)	(26,422)	(6,918)	(10,267)	(32,128)	(20,103)	6,202

Attributable to:
Equity holders of parent	10,990	(3,443)	(24,913)	(5,820)	(9,383)	(28,929)	(18,856)	5,587
Non-controlling interest	(201)	(1,327)	(1,509)	(1,098)	(884)	(3,199)	(1,247)	615

Summarised statements of financial position as of December 31, 2016:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	29,513	3,666	36,533	3,150	7,367	9,905	9,768	3,490
Non-current assets	89,689	3,586	83,378	3,841	8,010	22,165	15,197	5,526
Current liabilities	(138,268)	(3,025)	(92,371)	(230)	(6,291)	(1,951)	(7,700)	(8,165)
Non-current liabilities	(3,778)	(104)	(5,562)	(181)	(130)	(799)	(80)	(5,372)

Total equity	22,844	(4,123)	(21,978)	(6,580)	(8,956)	(29,320)	(17,185)	4,521

Attributable to:
Equity holders of parent	22,492	(2,974)	(20,690)	(5,534)	(8,190)	(26,401)	(16,113)	4,069
Non-controlling interest	352	(1,149)	(1,288)	(1,046)	(766)	(2,919)	(1,072)	452

Summarised cash flow information for the year ended December 31, 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	(3,594)	(347)	3,017	(845)	(1,532)	(1,636)	(416)	707
Investing	15,036	421	2,069	844	1,788	1,807	1,925	117
Financing	(11,445)	(45)	(4,826)	0	(323)	(172)	(1,590)	(755)

Increase (decrease) in cash and cash equivalents, net	(3)	29	260	(1)	(67)	(1)	(81)	69

Summarised cash flow information for the year ended December 31, 2016:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	14,923	707	14,900	806	(491)	86	2,119	987
Investing	25,989	(554)	(8,035)	(806)	398	310	(1,226)	(33)
Financing	(41,114)	200	(6,418)	—	151	(396)	(839)	(949)

(Decrease) increase in cash and cash equivalents, net	(202)	353	447	—	58	—	54	5

Summarised cash flow information for the year ended December 31, 2015:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Operating	11,513	924	2,586	1,622	(2,123)	1,926	803
Investing	(7,894)	(584)	(12,368)	622	2,352	(3,782)	(34)
Financing	(3,464)	(21)	9,482	(2,090)	(274)	1,557	(756)

Increase (decrease) in cash and cash equivalents, net	155	319	(300)	154	(45)	(299)	13